Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income	¥ 166,970	$ 25,801	¥ 177,261	¥ 147,244
Dividend income from quoted equity securities	166	26	959	1,992
Gain on disposal of property, plant and equipment				8,835
Gain on disposal of quoted equity securities	874	135	11,528
Gain on disposal of right-of-use assets	2,574	398	9,237
Government grants	209,793	32,419	122,371	32,237
Fair value gain on quoted equity securities			1,118
Fair value gain on foreign exchange forward contract	999	154		4,529
Realised foreign exchange gain, net	1,390	215	3,604	5,306
Unrealised foreign exchange gain, net	1,827	282	4,679	(4,235)
Others	15,676	2,423	16,404	9,235
Other operating income	¥ 400,269	$ 61,853	¥ 347,161	¥ 205,143